Goodwill and Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 4,534	$ 1,654
Accumulated Amortization	(411)	(64)
Net Carrying Value	$ 4,123	$ 1,590
Developed Technology [Member]
Finite Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Life (in years)	9 years	10 years
Gross Carrying Value	$ 1,546	$ 1,546
Accumulated Amortization	(135)	(58)
Net Carrying Value	$ 1,411	$ 1,488
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Life (in years)	6 years	7 years
Gross Carrying Value	$ 108	$ 108
Accumulated Amortization	(14)	(6)
Net Carrying Value	$ 94	$ 102
Capitalized Software [Member]
Finite Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Life (in years)	3 years
Gross Carrying Value	$ 2,880
Accumulated Amortization	(262)
Net Carrying Value	$ 2,618